Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on cash flow hedges, taxes	$ (23)	$ 100